LIMITED PARTNERS' EQUITY - Narrative (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended
	Feb. 28, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of limited partners equity [Line Items]
Number of shares outstanding (in shares)		308,051,190		308,051,190
Distribution reinvestment plan		$ 2,000,000	$ 2,000,000	$ 4,000,000	$ 3,000,000
Limited partners' equity
Disclosure of limited partners equity [Line Items]
Distribution reinvestment plan		$ 2,000,000	$ 2,000,000	$ 4,000,000	3,000,000
Brookfield
Disclosure of limited partners equity [Line Items]
Ownership percentage		48.00%		48.00%
Brookfield | Ownership interest in BEP
Disclosure of limited partners equity [Line Items]
Ownership percentage		25.00%		25.00%
Brookfield | Ownership interest in BRELP
Disclosure of limited partners equity [Line Items]
Ownership percentage		41.00%		41.00%
External LP Unitholders
Disclosure of limited partners equity [Line Items]
Ownership percentage		52.00%		52.00%
Ordinary shares
Disclosure of limited partners equity [Line Items]
Number of shares outstanding (in shares)		274,941,199		274,941,199		274,837,890
Ordinary shares | TerraForm Power Inc
Disclosure of limited partners equity [Line Items]
Payments for shares exchanged		$ 1,000,000		$ 1,000,000	$ 0
Ordinary shares | Brookfield
Disclosure of limited partners equity [Line Items]
Number of shares outstanding (in shares)		68,749,416		68,749,416		68,749,416
GP interests | Brookfield | Ownership interest in BEP
Disclosure of limited partners equity [Line Items]
Ownership percentage		0.01%		0.01%
GP interests | Brookfield | Ownership interest in BRELP
Disclosure of limited partners equity [Line Items]
Ownership percentage		1.00%		1.00%
LP Units
Disclosure of limited partners equity [Line Items]
Maximum number of units for normal course issuer bid						13,740,072
Percentage of units for normal course issuer bid						5.00%
Increase (decrease) in number of shares outstanding		0		0
Dividends recognised as distributions to owners per share (in dollars per share)	$ 1.215
Incremental increase in distributions (in dollars per share)	$ 0.06
LP Units | Distribution reinvestment plan
Disclosure of limited partners equity [Line Items]
Units issued under distribution reinvestment plan (in units)		51,857	45,687	93,667	104,454
Share issue related cost		$ 2,000,000		$ 4,000,000
Exchangeable Shares | TerraForm Power Inc
Disclosure of limited partners equity [Line Items]
Number of shares exchanged		6,033	0	9,642	0
Redeemable Exchangeable Partnership Units And General Partnership Units
Disclosure of limited partners equity [Line Items]
Ownership percentage		26.00%		26.00%